Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity securities [Member]
Assets:
Balance, beginning of period	$ 5,468		$ 3,259
Net gains (losses) included in net income	2,383	$ 703	1,563
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(1)	(450)	(2)
Transfers into Level 3	12	16	1
Transfers out of Level 3	(12)	(4)	0
Balance, end of period	7,850	5,468
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	2,386	642	1,569
Equity securities [Member] | Previously reported [Member]
Assets:
Balance, beginning of period		4,821
Balance, end of period			4,821
Equity securities [Member] | Restatement adjustment [Member]
Assets:
Balance, beginning of period		5,203
Balance, end of period			5,203
Marketable equity securities [Member]
Assets:
Balance, beginning of period	0		0
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	0
Transfers into Level 3	3	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	3	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Marketable equity securities [Member] | Previously reported [Member]
Assets:
Balance, beginning of period		0
Balance, end of period			0
Marketable equity securities [Member] | Restatement adjustment [Member]
Assets:
Balance, beginning of period	0	0
Balance, end of period		0	0
Nonmarketable equity securities [Member]
Assets:
Balance, beginning of period	5,468		3,259
Net gains (losses) included in net income	2,383	703	1,563
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(1)	(450)	(2)
Transfers into Level 3	9	16	1
Transfers out of Level 3	(12)	(4)	0
Balance, end of period	7,847	5,468
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	2,386	642	1,569
Nonmarketable equity securities [Member] | Previously reported [Member]
Assets:
Balance, beginning of period		4,821
Balance, end of period			4,821
Nonmarketable equity securities [Member] | Restatement adjustment [Member]
Assets:
Balance, beginning of period		5,203
Balance, end of period			5,203
Auction rate securities [Member] | Restatement adjustment [Member] | Accounting Standards Update 2016-01 [Member]
Assets:
Balance, beginning of period		382
Balance, end of period			382
Trading debt securities [Member] | Debt securities [Member]
Assets:
Balance, beginning of period	290	407	374
Net gains (losses) included in net income	(31)	(16)	(4)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(28)	(85)	35
Transfers into Level 3	1	0	6
Transfers out of Level 3	(9)	(16)	(4)
Balance, end of period	223	290	407
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(31)	(15)	(15)
Trading debt securities [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Balance, beginning of period	3	3	3
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(2)	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	(1)	0	0
Balance, end of period	0	3	3
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Trading debt securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	34	31	34
Net gains (losses) included in net income	3	(1)	2
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	6	16	(7)
Transfers into Level 3	1	0	6
Transfers out of Level 3	(6)	(12)	(4)
Balance, end of period	38	34	31
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	5	(1)	2
Trading debt securities [Member] | Collateralized loan obligations [Member]
Assets:
Balance, beginning of period	237	354	309
Net gains (losses) included in net income	(30)	(12)	3
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(22)	(101)	42
Transfers into Level 3	0	0	0
Transfers out of Level 3	(2)	(4)	0
Balance, end of period	183	237	354
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(35)	(14)	(13)
Trading debt securities [Member] | Other trading debt securities [Member]
Assets:
Balance, beginning of period	16	19	28
Net gains (losses) included in net income	(4)	(3)	(9)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(10)	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	2	16	19
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(1)	0	(4)
Available-for-sale securities [Member] | Debt securities [Member]
Assets:
Balance, beginning of period	2,044	2,994	3,505
Net gains (losses) included in net income	34	89	22
Net gains (losses) included in other comprehensive income	(40)	(18)	134
Purchases, sales, issuances and settlements, net	(277)	(677)	662
Transfers into Level 3	6	0	5
Transfers out of Level 3	(202)	(344)	(1,334)
Balance, end of period	1,565	2,044	2,994
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(4)	(4)	(11)
Available-for-sale securities [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Balance, beginning of period	444	925	1,140
Net gains (losses) included in net income	2	8	4
Net gains (losses) included in other comprehensive income	2	(8)	5
Purchases, sales, issuances and settlements, net	14	(137)	1,105
Transfers into Level 3	0	0	5
Transfers out of Level 3	(49)	(344)	(1,334)
Balance, end of period	413	444	925
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Mortgage-backed securities [Member]
Assets:
Balance, beginning of period	41	76	92
Net gains (losses) included in net income	0	0	(4)
Net gains (losses) included in other comprehensive income	0	(1)	0
Purchases, sales, issuances and settlements, net	(5)	(34)	(12)
Transfers into Level 3	6	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	42	41	76
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	(1)	(11)
Available-for-sale securities [Member] | Residential [Member]
Assets:
Balance, beginning of period	0	1	1
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	(1)	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	1
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Commercial [Member]
Assets:
Balance, beginning of period	41	75	91
Net gains (losses) included in net income	0	0	(4)
Net gains (losses) included in other comprehensive income	0	(1)	0
Purchases, sales, issuances and settlements, net	(5)	(33)	(12)
Transfers into Level 3	6	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	42	41	75
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	(1)	(11)
Available-for-sale securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	370	407	432
Net gains (losses) included in net income	3	4	(1)
Net gains (losses) included in other comprehensive income	(5)	(3)	23
Purchases, sales, issuances and settlements, net	(1)	(38)	(47)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	367	370	407
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(4)	0	0
Available-for-sale securities [Member] | Collateralized loan obligations [Member]
Assets:
Balance, beginning of period	800	1,020	879
Net gains (losses) included in net income	29	72	22
Net gains (losses) included in other comprehensive income	(37)	5	103
Purchases, sales, issuances and settlements, net	(152)	(297)	16
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	640	800	1,020
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Asset-backed securities [Member]
Assets:
Balance, beginning of period	389	566	962
Net gains (losses) included in net income	0	5	1
Net gains (losses) included in other comprehensive income	0	(11)	3
Purchases, sales, issuances and settlements, net	(133)	(171)	(400)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(153)	0	0
Balance, end of period	103	389	566
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	(3)	0
Fair Value Disclosures, Textual [Abstract]
Securities transferred to loans	153
Available-for-sale securities [Member] | Other asset-backed securities [Member]
Assets:
Balance, beginning of period	389	566	962
Net gains (losses) included in net income	0	5	1
Net gains (losses) included in other comprehensive income	0	(11)	3
Purchases, sales, issuances and settlements, net	(133)	(171)	(400)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(153)	0	0
Balance, end of period	103	389	566
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	(3)	0
Mortgage loans held for sale [Member]
Assets:
Balance, beginning of period	997	998	985
Net gains (losses) included in net income	58	(27)	(36)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(140)	(36)	(75)
Transfers into Level 3	299	72	134
Transfers out of Level 3	(16)	(10)	(10)
Balance, end of period	1,198	997	998
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	54	(22)	(34)
Loans held for sale [Member]
Assets:
Balance, beginning of period	60	14	0
Net gains (losses) included in net income	(2)	2	1
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(4)	(36)	(3)
Transfers into Level 3	55	80	34
Transfers out of Level 3	(93)	0	(18)
Balance, end of period	16	60	14
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(3)	1	0
Loans [Member]
Assets:
Balance, beginning of period	244	376	758
Net gains (losses) included in net income	0	(1)	(6)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(73)	(131)	(376)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	171	244	376
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(8)	(11)	(12)
Mortgage servicing rights [Member]
Assets:
Balance, beginning of period	14,649	13,625	12,959
Net gains (losses) included in net income	(4,779)	(915)	(2,115)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	1,647	1,939	2,781
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	11,517	14,649	13,625
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(2,569)	960	(126)
Derivative [Member]
Assets and Liabilities:
Balance, beginning of period	21	(378)	(81)
Net gains (losses) included in net income	(162)	(539)	434
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	29	865	(723)
Transfers into Level 3	8	(8)	(51)
Transfers out of Level 3	44	81	43
Balance, end of period	(60)	21	(378)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	75	(239)	(352)
Derivative [Member] | Interest rate contract [Member]
Assets and Liabilities:
Balance, beginning of period	25	71	121
Net gains (losses) included in net income	585	(397)	604
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(396)	351	(654)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	214	25	71
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	249	(42)	(52)
Derivative [Member] | Commodity contract [Member]
Assets and Liabilities:
Balance, beginning of period	4	19	23
Net gains (losses) included in net income	(203)	3	(17)
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	158	(11)	13
Transfers into Level 3	2	(7)	2
Transfers out of Level 3	23	0	(2)
Balance, end of period	(16)	4	19
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	9	(1)	15
Derivative [Member] | Equity contract [Member]
Assets and Liabilities:
Balance, beginning of period	(17)	(511)	(267)
Net gains (losses) included in net income	(571)	(108)	(199)
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	292	522	(37)
Transfers into Level 3	6	(1)	(53)
Transfers out of Level 3	21	81	45
Balance, end of period	(269)	(17)	(511)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(186)	(169)	(259)
Derivative [Member] | Foreign exchange contract [Member]
Assets and Liabilities:
Balance, beginning of period	(26)	7	12
Net gains (losses) included in net income	34	(42)	(5)
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(26)	9	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(18)	(26)	7
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	9	(26)	6
Derivative [Member] | Credit contract [Member]
Assets and Liabilities:
Balance, beginning of period	35	36	77
Net gains (losses) included in net income	(7)	5	24
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	1	(6)	(65)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	29	35	36
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(6)	(1)	(62)
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Balance, beginning of period		0	(47)
Net gains (losses) included in net income			27
Total net gains (losses) included in other comprehensive income			0
Purchases, sales, issuances and settlements, net			20
Transfers into Level 3			0
Transfers out of Level 3			0
Balance, end of period			0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end			0
Short sale liabilities [Member]
Liabilities:
Balance, beginning of period		0	0
Net gains (losses) included in net income			0
Net gains (losses) included in other comprehensive income			0
Purchases, sales, issuances and settlements, net			0
Transfers into Level 3			0
Transfers out of Level 3			0
Balance, end of period			0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end			0
Other liabilities [Member]
Liabilities:
Balance, beginning of period	(2)	(3)	(4)
Net gains (losses) included in net income	0	1	1
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(2)	(2)	(3)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	$ 0	$ 0	$ 0